Guarantees, acceptances and credit commitments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Guarantees
Guarantee outstanding	₩ 9,319,885	₩ 9,437,691
Contingent guarantees	3,669,697	3,985,532
Subtotal	12,989,582	13,423,223
Commitments to extend credit
Loan commitments in won	74,393,722	69,906,336
Loan commitments in foreign currency	22,542,776	19,967,297
ABS and ABCP commitments	2,116,354	2,083,522
Others	81,387,165	73,816,233
Subtotal	180,440,017	165,773,388
Endorsed bills
Secured endorsed bills	11,287	37,667
Unsecured endorsed bills	6,737,097	7,758,242
Subtotal	6,748,384	7,795,909
Loans sold under repurchase agreement	2,099	2,099
Total	₩ 200,180,082	₩ 186,994,619